Insurance (Liabilities for Guarantees) (Details) - Variable Annuity Guarantees - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
In the Event of Death
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value (3)	$ 3,924	$ 5,154
Separate account value	3,919	5,146
Net amount at risk	$ 396	$ 4
Average attained age of contract holders	70 years	70 years
At Annuitization
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value (3)	$ 2,814	$ 3,799
Separate account value	2,814	3,796
Net amount at risk	$ 271	$ 319
Average attained age of contract holders	70 years	69 years